Condensed consolidating guarantor financial information Condensed Cash Flow Statement (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Condensed Cash Flow Statement1 [Line Items]
Net cash from operating activities	$ 840	$ 876	$ 654
Acquisition of property, plant and equipment and intangible assets	(410)	(324)	(381)
Purchases of short-term investments	0	0	(200)
Proceeds from sale of short-term investments	0	0	200
Proceeds from sale of property, plant and equipment and other assets	5	13	23
Proceeds from insurance claims	0	0	26
Disposal of businesses, net of cash disposed	44	149	4,148
Net related party (advances) repayments	0	0	0
Proceeds from intercompany share repurchase			0
Intercompany capital injection			0
Related party interest received	0	5	0
Other	2	5	4
Net cash from (used in) investing activities	(359)	(157)	3,820
Drawdown of borrowings	452	4,706	150
Repayment of borrowings	(1,221)	(6,339)	(4,282)
Related party borrowings (repayments)	0	0	0
Payment of debt transaction costs	(10)	(110)	(15)
Payment for intercompany share repurchase			0
Proceeds from intercompany capital injection			0
Other	(6)	(6)	(9)
Net cash used in financing activities	(785)	(1,749)	(4,156)
Parent [member]
Condensed Cash Flow Statement1 [Line Items]
Net cash from operating activities	(18)	(46)	(41)
Acquisition of property, plant and equipment and intangible assets	0	0	0
Purchases of short-term investments			0
Proceeds from sale of short-term investments			0
Proceeds from sale of property, plant and equipment and other assets	0	0	0
Proceeds from insurance claims			0
Disposal of businesses, net of cash disposed	0	0	0
Net related party (advances) repayments	0	0	0
Proceeds from intercompany share repurchase			41
Intercompany capital injection			0
Related party interest received	0	0	0
Other	0		0
Net cash from (used in) investing activities	0	0	41
Drawdown of borrowings	0	0	0
Repayment of borrowings	0	0	0
Related party borrowings (repayments)	18	45	0
Payment of debt transaction costs	0	0	0
Payment for intercompany share repurchase			0
Proceeds from intercompany capital injection			0
Other	0	0	0
Net cash used in financing activities	18	45	0
Reynolds Notes Issuers [member]
Condensed Cash Flow Statement1 [Line Items]
Net cash from operating activities	(397)	(727)	(800)
Acquisition of property, plant and equipment and intangible assets	0	0	0
Purchases of short-term investments			0
Proceeds from sale of short-term investments			0
Proceeds from sale of property, plant and equipment and other assets	0	0	0
Proceeds from insurance claims			0
Disposal of businesses, net of cash disposed	0	0	0
Net related party (advances) repayments	446	1,811	4,010
Proceeds from intercompany share repurchase			0
Intercompany capital injection			0
Related party interest received	131	450	803
Other	0		0
Net cash from (used in) investing activities	577	2,261	4,813
Drawdown of borrowings	0	3,152	0
Repayment of borrowings	(445)	(4,774)	(3,982)
Related party borrowings (repayments)	265	122	(30)
Payment of debt transaction costs	0	(34)	0
Payment for intercompany share repurchase			0
Proceeds from intercompany capital injection			0
Other	0	0	0
Net cash used in financing activities	(180)	(1,534)	(4,012)
Other Guarantor Entities [member]
Condensed Cash Flow Statement1 [Line Items]
Net cash from operating activities	1,245	1,132	698
Acquisition of property, plant and equipment and intangible assets	(362)	(286)	(323)
Purchases of short-term investments			(200)
Proceeds from sale of short-term investments			200
Proceeds from sale of property, plant and equipment and other assets	5	10	23
Proceeds from insurance claims			26
Disposal of businesses, net of cash disposed	12	149	4,168
Net related party (advances) repayments	(413)	(38)	(9)
Proceeds from intercompany share repurchase			0
Intercompany capital injection			(7)
Related party interest received	15	4	14
Other	2		3
Net cash from (used in) investing activities	(741)	(161)	3,895
Drawdown of borrowings	0	1,348	0
Repayment of borrowings	(336)	(1,450)	(72)
Related party borrowings (repayments)	(459)	(1,824)	(4,022)
Payment of debt transaction costs	(6)	(76)	(15)
Payment for intercompany share repurchase			(41)
Proceeds from intercompany capital injection			0
Other	(3)	(5)	(4)
Net cash used in financing activities	(804)	(2,007)	(4,154)
Non-guarantor Entities [member]
Condensed Cash Flow Statement1 [Line Items]
Net cash from operating activities	(136)	68	(26)
Acquisition of property, plant and equipment and intangible assets	(48)	(38)	(58)
Purchases of short-term investments			0
Proceeds from sale of short-term investments			0
Proceeds from sale of property, plant and equipment and other assets	0	3	0
Proceeds from insurance claims			0
Disposal of businesses, net of cash disposed	32	0	(20)
Net related party (advances) repayments	14	4	12
Proceeds from intercompany share repurchase			0
Intercompany capital injection			0
Related party interest received	0	0	6
Other	0		1
Net cash from (used in) investing activities	(2)	(31)	(59)
Drawdown of borrowings	452	206	150
Repayment of borrowings	(440)	(115)	(228)
Related party borrowings (repayments)	129	(120)	39
Payment of debt transaction costs	(4)	0	0
Payment for intercompany share repurchase			0
Proceeds from intercompany capital injection			7
Other	(3)	(1)	(5)
Net cash used in financing activities	134	(30)	(37)
Elimination of intersegment amounts [member]
Condensed Cash Flow Statement1 [Line Items]
Net cash from operating activities	146	449	823
Acquisition of property, plant and equipment and intangible assets	0	0	0
Purchases of short-term investments			0
Proceeds from sale of short-term investments			0
Proceeds from sale of property, plant and equipment and other assets	0	0	0
Proceeds from insurance claims			0
Disposal of businesses, net of cash disposed	0	0	0
Net related party (advances) repayments	(47)	(1,777)	(4,013)
Proceeds from intercompany share repurchase			(41)
Intercompany capital injection			7
Related party interest received	(146)	(449)	(823)
Other	0		0
Net cash from (used in) investing activities	(193)	(2,226)	(4,870)
Drawdown of borrowings	0	0	0
Repayment of borrowings	0	0	0
Related party borrowings (repayments)	47	1,777	4,013
Payment of debt transaction costs	0	0	0
Payment for intercompany share repurchase			41
Proceeds from intercompany capital injection			(7)
Other	0	0	0
Net cash used in financing activities	$ 47	$ 1,777	$ 4,047